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                       VAN KAMPEN PRIME RATE INCOME TRUST

                         SUPPLEMENT DATED JUNE 6, 2000
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

     (1) The Statement of Additional Information is hereby supplemented as follows:

INDEPENDENT ACCOUNTANTS

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Deloitte & Touche LLP, located at Two Prudential Plaza, 180 North Stetson, Chicago, Illinois 60601-6710, to be the Fund's independent accountants.

     KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser.

     (2) The section of the Statement of Additional Information entitled "Trustees and Officers" is hereby amended by deleting all information pertaining to Curtis W. Morell, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III, effective May 30, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

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Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen, and President and Chief Operating Officer of
Executive Vice President and                the Advisers. Executive Vice President and Chief
Chief Investment Officer                    Investment Officer of each of the funds in the Fund
                                            Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc., Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
Richard A. Ciccarone......................  Senior Vice President and Co-head of the Fixed Income
Date of Birth: 06/15/52                     Department of the Advisers, Van Kampen Management Inc.
Vice President                              and Van Kampen Advisors Inc. Prior to May 2000, he served
                                            as Co-head of Municipal Investments and Director of
                                            Research of the Advisers, Van Kampen Management Inc. and
                                            Van Kampen Advisors Inc. Mr. Ciccarone first joined the
                                            Adviser in June 1983, and worked for the Adviser until
                                            May 1989, with his last position being a Vice President.
                                            From June 1989 to April 1996, he worked at EVEREN
                                            Securities (formerly known as Kemper Securities), with
                                            his last position at EVEREN being an Executive Vice
                                            President. Since April 1996, Mr. Ciccarone has been a
                                            Senior Vice President of the Advisers, Van Kampen
                                            Management Inc. and Van Kampen Advisors Inc.
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John R. Reynoldson........................  Senior Vice President and Co-head of the Fixed Income
Birth Date: 05/15/53                        Department of the Advisers, Van Kampen Management Inc.
Vice President                              and Van Kampen Advisors Inc. Prior to May 2000, he
                                            managed the investment grade taxable group for the
                                            Adviser since July 1999. From July 1988 to June 1999, he
                                            managed the government securities bond group for Asset
                                            Management. Mr. Reynoldson has been with Asset Management
                                            since April 1987, and has been a Senior Vice President of
                                            Asset Management since July 1988. He has been a Senior
                                            Vice President of the Adviser and Van Kampen Management
                                            Inc. since June 1995 and Senior Vice President of Van
                                            Kampen Advisors Inc. since June 2000.
Howard Tiffen.............................  Senior Vice President of the Advisers, Van Kampen
Date of Birth: 04/21/48                     Management Inc. and Van Kampen Advisors Inc. Senior Vice
Vice President                              President and Director of Senior Loans of the Adviser,
                                            and is primarily responsible for the day-to-day
                                            management of the Fund, Van Kampen Senior Floating Rate
                                            Fund and the Van Kampen Senior Income Trust since
                                            December 1999. Prior to December 1999, Mr. Tiffen was
                                            senior portfolio manager for Pilgrim Investments' Senior
                                            Floating Rate Investment Management business from 1995 to
                                            1999, where he managed the Pilgrim Prime Rate Trust and
                                            other structured senior loan portfolios. From 1982 to
                                            1995, Mr. Tiffen held positions in the lending and
                                            capital markets functions at Bank of America and its
                                            predecessor, Continental Bank.
John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen,
Date of Birth: 11/25/57                     President and Director of VKF and President of Van Kampen
Vice President                              Insurance Agency of Illinois Inc. Vice President of each
                                            of the funds in the Fund Complex. From November 1992 to
                                            December 1997, Senior Vice President of VKF.
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                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE